CURRENT AND DEFERRED TAXES (Details) - Schedule of deferred tax assets not recognized - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Deferred tax expense (income) [abstract]
Tax losses	$ 110,933,000	$ 137,761,000
Total Deferred tax assets not recognized	$ 110,933	$ 137,761,000